General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of General and Administrative Expenses [Abstract]
Salaries and payroll taxes	$ 14,130	$ 8,882	$ 10,958
Share-based payments	10,592	10,494	10,655
Employee benefits	8,236	4,984	6,055
Fees and compensation for services	7,412	6,466	9,603
Institutional promotion and advertising	2,237	1,215	1,179
Taxes, rates and contributions	1,311	740	1,718
Others	1,940	1,137	2,232
Total general and administrative expenses	$ 45,858	$ 33,918	$ 42,400